Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 31,844	$ 14,053
Containers, accumulated depreciation	990,784	814,790	[1]
Fixed assets, accumulated depreciation	10,136	9,836
Intangible assets, accumulated amortization	$ 40,762	$ 35,709
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	57,417,119	57,163,095
Common shares, outstanding	56,787,119	56,533,095
Treasury shares, at cost, shares	630,000	630,000

[1]	Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).